INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax And Social Contribution
Schedule of income tax and social contribution taxes

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	24.94%

Schedule of income taxes

	2024	2023	2022
Income tax expenses – current	(4,531.0)	(2,077.9)	(1,718.9)

Deferred tax expenses on temporary differences	424.2	279.8	1,012.6
Deferred taxes on tax loss carryforward movements in the current period	(533.6)	1,722.6	1,361.9
Total deferred tax (expenses)/income	(109.4)	2,002.4	2,374.5

Total income tax expenses	(4,640.4)	(75.5)	655.6

Schedule of reconciliation between the weighted nominal tax rate and the effective tax rate

	2024	2023	2022
Profit before income tax	19,487.3	15,035.9	14,235.6
Adjustments to the taxable basis
Other non-taxable income	(497.3)	(919.0)	(883.3)
Government grants related to taxes on sales	(118.1)	(3,011.7)	(2,535.1)
Share of results of associates and joint ventures	(3.9)	185.3	29.1
Non-deductible expenses	178.8	56.5	192.8
Taxation on a universal basis and other adjustments related to foreign subsidiaries	150.1	1,171.4	679.3
	19,196.9	12,518.4	11,718.4
Aggregated weighted nominal tax rate	28.70%	28.30%	29.47%
Taxes payable – nominal rate	(5,509.1)	(3,542.3)	(3,453.3)
Adjustments to tax expenses
Income tax incentives	445.1	120.4	234.0
Deductible interest on capital	1,285.0	3,909.8	4,079.9
Tax savings arising from the amortization of goodwill	3.6	17.2	27.2
Withholding income tax	(887.5)	(489.1)	(164.5)
Recognition/(write-off) of deferred charges on tax losses	(74.5)	100.9	(58.2)
Effects of the application of IAS 29 (hyperinflation)	87.6	(382.3)	(249.0)
Others with reduced taxation	9.4	189.9	239.5
Income tax and social contribution expense	(4,640.4)	(75.5)	655.6
Effective tax rate	23.81%	0.50%	-4.61%

Schedule of deferred income tax

	2024			2023
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	7.3	-	7.3	8.2	-	8.2
Intangibles	-	(2,141.9)	(2,141.9)	-	(1,369.7)	(1,369.7)
Employee benefits	971.6	-	971.6	856.5	-	856.5
Trade payables	3,880.2	-	3,880.2	2,843.8	(3.3)	2,840.5
Trade receivables	35.1	(6.7)	28.4	43.8	(7.0)	36.8
Derivative financial instruments	37.7	(246.1)	(208.4)	31.1	(77.2)	(46.1)
Interest-bearing loans and borrowings	8.8	-	8.8	7.5	-	7.5
Inventories	307.0	(205.9)	101.1	268.6	(59.6)	209.0
Property, plant and equipment	1,189.6	(2,459.0)	(1,269.4)	714.2	(1,837.2)	(1,123.0)
Withholding tax on undistributed profits and royalties	-	(2,255.0)	(2,255.0)	-	(1,385.5)	(1,385.5)
Investments in associates and joint ventures	-	(383.7)	(383.7)	-	(383.7)	(383.7)
Tax losses carried forward	3,849.7	-	3,849.7	4,383.3	-	4,383.3
Provisions	1,537.9	(4.5)	1,533.4	1,026.3	(4.6)	1,021.7
Impact of the adoption of IFRS 16 “Leases”	-	(47.1)	(47.1)	14.5	(19.7)	(5.2)
Exclusion of ICMS from PIS/COFINS calculation basis	-	(121.6)	(121.6)	-	(228.5)	(228.5)
Other items	289.3	(558.7)	(269.4)	266.5	(437.1)	(170.6)
Gross deferred tax assets/(liabilities)	12,114.2	(8,430.2)	3,684.0	10,464.3	(5,813.1)	4,651.2
Netting by taxable entity	(3,422.5)	3,422.5	-	(2,494.7)	2,494.7	-
Net deferred tax assets/(liabilities)	8,691.7	(5,007.7)	3,684.0	7,969.6	(3,318.4)	4,651.2

Schedule of deferred tax assets and liabilities

	2024
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	-	7.3	7.3
Intangibles	(1.9)	(2,140.0)	(2,141.9)
Employee benefits	226.8	744.8	971.6
Trade payables	(301.3)	4,181.5	3,880.2
Trade receivables	17.5	10.9	28.4
Derivative financial instruments	(225.1)	16.7	(208.4)
Interest-bearing loans and borrowings	0.1	8.7	8.8
Inventories	122.2	(21.1)	101.1
Property, plant and equipment	(4.5)	(1,264.9)	(1,269.4)
Withholding tax on undistributed profits and royalties	-	(2,255.0)	(2,255.0)
Investments in associates and joint ventures	-	(383.7)	(383.7)
Provisions	997.3	536.1	1,533.4
Impact of the adoption of IFRS 16 “Leases”	-	(47.1)	(47.1)
Exclusion of ICMS from PIS/COFINS calculation basis	-	(121.6)	(121.6)
Other items	57.4	(326.8)	(269.4)
Total	888.5	(1,054.2)	(165.7)

Schedule of deferred tax realization related to tax losses

Deferred tax related to tax losses carried forward	2024
2025	1,380.1
2026	597.1
2027	206.7
2028	142.9
2029 to 2031	510.6
2032 onward	1,012.3
Total	3,849.7

Schedule of net change in deferred income tax and social contribution

At December 31, 2022	2,713.1
Recognition of actuarial gains/(losses)	24.4
Investment hedge – put options granted on subsidiaries	(155.9)
Cash flow hedge – gains/(losses)	83.2
Gains/(losses) on cumulative translation adjustments (“CTA”)	553.9
Recognized in other comprehensive income	505.6
Recognized in the income statement	2,002.4
Changes recognized directly in the balance sheet	(569.9)
Recognized in deferred tax	(476.3)
Effects of the application of IAS 29 (hyperinflation)	(476.3)
Recognized in the other balance sheet group	(93.6)
At December 31, 2023	4,651.2
Recognition of actuarial gains/(losses)	(23.2)
Cash flow hedge – gains/(losses)	(423.1)
Gains/(losses) on cumulative translation adjustments (“CTA”)	879.8
Recognized in other comprehensive income	433.5
Recognized in the income statement	(109.4)
Changes recognized directly in the balance sheet	(1,291.3)
Recognized in deferred tax	(889.1)
Effects of the application of IAS 29 (hyperinflation)	(889.1)
Recognized in the other balance sheet group	(402.2)
At December 31, 2024	3,684.0